Condensed Schedule of Investments (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investment Holdings [Line Items]
Unrealized Currency (Loss)	$ (494,825)	$ (346,204)
Unrealized Currency (Loss) Percentage of Partners' Capital (in hundredths)	(0.24%)	(0.12%)
Fair value	4,254,515	5,172,080
Fair value Percentage of Partners' Capital (in hundredths)	2.06%	1.85%
Contracts Purchased [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	5,146,297	5,834,610
Percentage of Partners' Capital (in hundredths)	2.49%	2.08%
Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	610,834	217,166
Percentage of Partners' Capital (in hundredths)	0.30%	0.07%
Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	4,266,356	1,070,461
Percentage of Partners' Capital (in hundredths)	2.07%	0.38%
Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(257,699)	109,099
Percentage of Partners' Capital (in hundredths)	(0.13%)	0.04%
Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	526,806	4,437,884
Percentage of Partners' Capital (in hundredths)	0.25%	1.59%
Contracts Sold [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(396,957)	(316,326)
Percentage of Partners' Capital (in hundredths)	(0.19%)	(0.11%)
Contracts Sold [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(1,724,776)	(2,184,976)
Percentage of Partners' Capital (in hundredths)	(0.84%)	(0.78%)
Contracts Sold [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(173,208)	(176,378)
Percentage of Partners' Capital (in hundredths)	(0.08%)	(0.06%)
Contracts Sold [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,501,352	2,383,928
Percentage of Partners' Capital (in hundredths)	0.73%	0.85%
Contracts Sold [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	$ (325)	$ (338,900)
Percentage of Partners' Capital (in hundredths)	0.00% [1]	(0.12%)
Amount less than (in hundredths)	0.005%

[1]	Amounts less than 0.005%.